Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 20,308	$ 19,551
Effect of translation	1,324
Balance	21,824	20,308
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	41,927	34,818
Additions and modifications	11,259	8,009
Disposals	(2,475)	(1,123)
Reclassification		7
Effect of translation	(2,297)	216
Balance	48,414	41,927
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(21,619)	(15,267)
Disposals	2,271	1,120
Lease modifications	861	1,894
Reclassification	18	19
Depreciation, property, plant and equipment	(9,445)	(9,181)
Effect of translation		(204)
Balance	(26,590)	(21,619)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,018
Effect of translation	77
Balance	619	1,018
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,987	2,947
Additions and modifications	381	215
Disposals	(540)	(257)
Reclassification	(336)	82
Effect of translation	(103)
Balance	2,389	2,987
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(1,969)	(1,488)
Disposals	372	257
Reclassification	152
Depreciation, property, plant and equipment	(402)	(720)
Effect of translation		(18)
Balance	(1,770)	(1,969)
Technical equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,290
Effect of translation	117
Balance	1,598	1,290
Technical equipment and machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,991	2,707
Additions and modifications	829	508
Disposals	(344)	(151)
Reclassification	459	(109)
Effect of translation	(202)	36
Balance	3,733	2,991
Technical equipment and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(1,701)	(1,242)
Disposals	457	151
Reclassification	(174)	12
Depreciation, property, plant and equipment	(834)	(601)
Effect of translation		(21)
Balance	(2,135)	(1,701)
Transportation equipment, office equipment and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,505
Effect of translation	549
Balance	7,156	4,505
Transportation equipment, office equipment and other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	14,192	13,347
Additions and modifications	5,957	1,556
Disposals	(1,591)	(715)
Reclassification	(123)	34
Effect of translation	(819)	(30)
Balance	17,616	14,192
Transportation equipment, office equipment and other equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(9,687)	(7,716)
Disposals	1,442	712
Reclassification	40	7
Depreciation, property, plant and equipment	(2,804)	(2,722)
Effect of translation		32
Balance	(10,460)	(9,687)
Right-of-use assets - Office and Warehouse
Disclosure of detailed information about property, plant and equipment [line items]
Balance	13,495
Effect of translation	581
Balance	12,451	13,495
Right-of-use assets - Office and Warehouse | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	21,757	15,817
Additions and modifications	4,092	5,730
Effect of translation	(1,173)	210
Balance	24,676	21,757
Right-of-use assets - Office and Warehouse | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(8,262)	(4,821)
Lease modifications	861	1,894
Depreciation, property, plant and equipment	(5,405)	(5,138)
Effect of translation		(197)
Balance	$ (12,225)	$ (8,262)